Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of incentive compensation to acquire shares, maximum	50.00%
Percentage of discount rate to market value on the incentive compensation	20.00%
Company normal retirement age	62 years
Common stock price	$ 221.53
Non-qualified stock options received by nonemployee board of directors	3,000
Weighted-average grant-date exercise price of options granted		$ 154.58	$ 121.00
Aggregate intrinsic values of options exercised	$ 22,571	$ 7,318	$ 9,709
Aggregate intrinsic values for options outstanding	52,189
Aggregate intrinsic values for options exercisable	$ 45,138
Awards available for grant	941,000
Additional shares registration under the plan	800,000
Common stock reserved for future issuance	250,000
Common stock issued under the plan	42,025
Recognized tax benefit related to stock-based compensation expense	$ 7,901	$ 5,286	$ 3,542
Texas Industries Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options issued to former option holders	821,282
Number of options issued per single option	0.7
Employee stock options expiration period	90 days
Options granted in 2015 and 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options expiration date	10 years
Options granted prior to 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options expiration date	8 years
Options granted prior to 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options expiration date	10 years
Incentive Compensation Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of stock awards, granted	$ 124.41	$ 108.53	$ 109.17
Aggregate intrinsic values for stock awards	$ 5,270
Common stock price	$ 221.53
Aggregate intrinsic values of stock awards, distributed	$ 1,941	$ 983	$ 584
Restricted Stock - Service Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of stock awards, granted	$ 128.48	$ 154.26	$ 126.88
Restricted Stock - Performance Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of stock awards, granted	$ 124.41	$ 108.53	$ 129.14
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic values for stock awards	$ 92,740
Aggregate intrinsic values of stock awards, distributed	$ 9,738	$ 11,387	$ 3,555
Legacy TXI plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards available for grant	0
Directors' Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	300,000
Common stock issued under the plan	3,699	4,035	3,804